SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Customer relationships	$ 448,800	$ 448,800	$ 448,800
Tradenames	49,799	49,799	49,799
Software	250,451
Less: accumulated amortization	(185,418)	(54,015)	(20,775)
Net	$ 563,632	$ 444,584	$ 477,824